Financial risk management (Tables)	12 Months Ended
Jun. 30, 2024
Text block 1 [Abstract]
Summary of foreign currency risk arising from financial assets and liabilities, which are denominated in currencies other than the US dollar
The following table shows the carrying values of financial assets and liabilities at the end of the reporting period denominated in currencies other than the US dollar that are exposed to foreign currency risk:

Net financial (liabilities)/assets - by currency of denomination	2024	2023
	US$M	US$M
AUD	(3,850)	(4,168)
CAD	(543)	(312)
CLP	(150)	(74)
GBP	323	353
EUR	239	217
Other	43	355

Total	(3,938)	(3,629)

Summary of Financial Assets and Liabilities by Class
The financial assets and liabilities are presented by class in the table below at their carrying amounts.

	IFRS 13 Fair value hierarchy Level 1	IFRS 9 Classification	2024 US$M	2023 US$M
Current cross currency and interest rate swaps 2	2	Fair value through profit or loss	5	34
Current other derivative contracts 3	2,3	Fair value through profit or loss	118	407
Current other financial assets 4		Amortised cost	234	–
Current other investments 5	1,2	Fair value through profit or loss	24	29
Non-current cross currency and interest rate swaps 2	2	Fair value through profit or loss	113	149
Non-current other derivative contracts 3	2,3	Fair value through profit or loss	103	228
Non-current other financial assets 6	3	Fair value through profit or loss	195	246
Non-current other financial assets 4,7		Amortised cost	398	–
Non-current investment in shares	1,3	Fair value through other comprehensive income	201	224
Non-current other investments 5	1,2	Fair value through profit or loss	219	268

Total other financial assets			1,610	1,585
Cash and cash equivalents		Amortised cost	12,501	12,428
Trade and other receivables 8		Amortised cost	1,597	1,506
Provisionally priced trade receivables	2	Fair value through profit or loss	3,250	2,705

Total financial assets			18,958	18,224

Non-financial assets			83,404	83,072

Total assets			102,362	101,296

Current cross currency and interest rate swaps 2	2	Fair value through profit or loss	176	147
Current other derivative contracts	2	Fair value through profit or loss	241	176
Current other financial liabilities 9		Amortised cost	95	79
Non-current cross currency and interest rate swaps 2	2	Fair value through profit or loss	1,337	1,608
Non-current other derivative contracts 3	2,3	Fair value through profit or loss	54	82
Non-current other financial liabilities 9		Amortised cost	368	467

Total other financial liabilities			2,271	2,559
Trade and other payables 10		Amortised cost	6,049	5,338
Provisionally priced trade payables	2	Fair value through profit or loss	614	841
Bank overdrafts and short-term borrowings 11		Amortised cost	3	5
Bank loans 11		Amortised cost	2,610	7,502
Notes and debentures 11		Amortised cost	14,932	11,819
Lease liabilities 12			3,116	3,019
Other 11		Amortised cost	57	–

Total financial liabilities			29,652	31,083

Non-financial liabilities			23,590	21,683

Total liabilities			53,242	52,766

1
All of the Group’s financial assets and financial liabilities recognised at fair value were valued using market observable inputs categorised as Level 2 unless specified otherwise in the following footnotes.

2
Cross currency and interest rate swaps are valued using market data including interest rate curves and foreign exchange rates. A discounted cash flow approach is used to derive the fair value of cross currency and interest rate swaps at the reporting date.

3	Includes net other derivative assets of US$92 million related to power purchase contract agreements that are categorised as Level 3 (2023: US$46 million).

4	Includes deferred consideration of US$495 million in relation to the divestment of the Blackwater and Daunia mines.

5
Includes investments held by BHP Foundation which are restricted and not available for general use by the Group of US$243 million (2023: US$290 million) of which other investments (mainly US Treasury Notes) of US$134 million categorised as Level 1 (2023: US$138 million).

6	Includes receivables contingent on future realised coal price of US$195 million (2023: US$246 million receivables contingent on outcome of future events relating to mining and regulatory approvals).

7	Includes Senior notes of US$137 million relating to Samarco with a maturity date of 30 June 2031 (refer to note 4 ‘Significant events – Samarco dam failure’ for further information).

8	Excludes input taxes of US$492 million (2023: US$531 million) included in other receivables.

9	Includes the discounted settlement liability in relation to the cancellation of power contracts at the Group’s Escondida operations.

10	Excludes input taxes of US$101 million (2023: US$121 million) included in other payables.

11	All interest bearing liabilities, excluding lease liabilities, are unsecured.

12	Lease liabilities are measured in accordance with IFRS 16/AASB 16 ‘Leases’.

Summary of Carrying Amounts of Group's Notes and Debentures by Currency and Derivatives Which Hedge
The table below shows the carrying amounts of the Group’s notes and debentures by currency and the derivatives which hedge them:

•	The carrying amount of the notes and debentures includes foreign exchange remeasurement to period-end rates and fair value adjustments when included in a fair value hedge.

•
The breakdown of the hedging derivatives includes remeasurement of foreign currency notional values at period-end
rates, fair value movements due to interest rate risk, foreign currency cash flows designated into cash flow hedges, costs of hedging recognised in other comprehensive income, ineffectiveness recognised in the income statement and accruals or prepayments.

•	The hedged value of notes and debentures includes their carrying amounts adjusted for the offsetting derivative fair value movements due to foreign currency and interest rate risk remeasurement.

		Fair value of derivatives
2024 US$M	Carrying amount of notes and debentures	Foreign exchange notional at spot rates	Interest rate risk	Recognised in cash flow hedging reserve	Recognised in cost of hedging reserve	Recognised in the income statement 1	Accrued and other cash flows	Total	Hedged value of notes and debentures 2
	A	B	C	D	E	F	G	B to G	A + B + C
USD	10,928	–	498	–	–	2	(48)	452	11,426
GBP	1,595	521	247	(13)	3	(69)	(16)	673	2,363
EUR	2,409	367	259	(27)	7	(50)	(286)	270	3,035

Total	14,932	888	1,004	(40)	10	(117)	(350)	1,395	16,824

		Fair value of derivatives
2023 US$M	Carrying amount of notes and debentures	Foreign exchange notional at spot rates	Interest rate risk	Recognised in cash flow hedging reserve	Recognised in cost of hedging reserve	Recognised in the income statement 1	Accrued and other cash flows	Total	Hedged value of notes and debentures 2
	A	B	C	D	E	F	G	B to G	A + B + C
USD	7,245	–	214	–	–	32	23	269	7,459
GBP	1,566	522	274	24	(9)	(69)	35	777	2,362
EUR	3,008	434	302	(39)	10	(49)	(132)	526	3,744

Total	11,819	956	790	(15)	1	(86)	(74)	1,572	13,565

1	Predominantly related to ineffectiveness.

2	Includes US$532 million (2023: US$534 million) of fixed rate debt not swapped to floating rate that is not in a hedging relationship.

Summary of Reconciliation of Components of Equity and Analysis of Movements in Reserves for all Hedges
The following table shows a reconciliation of the components of equity and an analysis of the movements in reserves for all hedges. For a description of these reserves, refer to note 18 ‘Other equity’.

2024 US$M	Cash flow hedging reserve			Cost of hedging reserve			Total
	Gross	Tax	Net	Gross	Tax	Net
At the beginning of the financial year	15	(5)	10	(1)	–	(1)	9
Add: Change in fair value of hedging instrument recognised in OCI	(24)	7	(17)	(9)	3	(6)	(23)
Less: Reclassified from reserves to financial expenses – recognised through OCI	49	(15)	34	–	–	–	34

At the end of the financial year	40	(13)	27	(10)	3	(7)	20

2023 US$M	Cash flow hedging reserve			Cost of hedging reserve			Total
	Gross	Tax	Net	Gross	Tax	Net
At the beginning of the financial year	59	(18)	41	(27)	8	(19)	22
Add: Change in fair value of hedging instrument recognised in OCI	95	(29)	66	–	–	–	66
Less: Reclassified from reserves to financial expenses – recognised through OCI	(174)	53	(121)	26	(8)	18	(103)
Less: Loss/(gain) transferred to balance sheet related items	35	(11)	24	–	–	–	24

At the end of the financial year	15	(5)	10	(1)	–	(1)	9

Summary of Movement of Interest Bearing Liabilities and Related Derivatives
The movement in the year in the Group’s interest bearing liabilities and related derivatives are as follows:

	Interest bearing liabilities					Derivatives (assets)/ liabilities
2024 US$M	Bank loans	Notes and debentures	Lease liabilities	Bank overdraft and short-term borrowings	Other	Cross currency and interest rate swaps	Total

At the beginning of the financial year	7,502	11,819	3,019	5	–	1,572
Proceeds from interest bearing liabilities	400	4,691	–	–	–	–	5,091
Settlements of debt related instruments	–	–	–	–	–	(321)	(321)
Repayment of interest bearing liabilities	(5,319)	(1,338)	(656)	–	(14)	–	(7,327)

Change from Net financing cash flows	(4,919)	3,353	(656)	–	(14)	(321)	(2,557)

Other movements:
Divestment of subsidiaries and operations	–	–	(60)	–	–	–
Interest rate impacts	–	(214)	–	–	–	188
Foreign exchange impacts	24	(35)	(16)	–	–	35
Lease additions	–	–	593	–	–	–
Remeasurement of index-linked freight contracts	–	–	230	–	–	–
Other interest bearing liabilities/derivative related changes	3	9	6	(2)	71	(79)

At the end of the financial year	2,610	14,932	3,116	3	57	1,395

	Interest bearing liabilities					Derivatives (assets)/ liabilities
2023 US$M	Bank loans	Notes and debentures	Lease liabilities	Bank overdraft and short-term borrowings	Other	Cross currency and interest rate swaps	Total
At the beginning of the financial year	2,472	11,363	2,576	–	17	1,688
Proceeds from interest bearing liabilities	5,450	2,732	–	–	–	–	8,182
Settlements of debt related instruments	–	–	–	–	–	(677)	(677)
Repayment of interest bearing liabilities	(1,087)	(1,610)	(576)	–	(16)	–	(3,289)

Change from Net financing cash flows	4,363	1,122	(576)	–	(16)	(677)	4,216

Other movements:
Acquisition of subsidiaries and operations	688	–	423	–	–	–
Interest rate impacts	–	(803)	–	–	–	691
Foreign exchange impacts	(23)	128	12	–	–	(127)
Lease additions	–	–	542	–	–	–
Remeasurement of index-linked freight contracts	–	–	53	–	–	–
Other interest bearing liabilities/derivative related changes	2	9	(11)	5	(1)	(3)

At the end of the financial year	7,502	11,819	3,019	5	–	1,572